UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					     Form 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.13
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.

         				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Glaxis Capital Management, LLC

Address:	443 John Ringling Blvd, Suite G
		Sarasota, FL 34236

Form 13F File Number: 28-14717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Andrew J. Copa
Title: 		Chief Compliance Officer
Phone:  	941.556.5333

Signature, Place, and Date of Signing:

Andrew J. Copa		Sarasota, Florida				4.23.13

Report Type ( Check only one):

[X]   	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]  	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 				0

Form 13F Information Table Entry Total: 			29

Form 13F Information Table Value Total: 			$29,880 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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					FORM 13F INFORMATION TABLE

Column 1		Column 2Column 3	Column 4	Column 5	Column 6  	Column 7Column 8
Name			Title ofCUSIP		Value	SHRS OR	SH/	Put/	Investment	Other	Voting Authority
of Issuer		Class			(x1000)	PRN AMT	PRN	Call	Discretion	Manager	Sole	Shared	None

THE ADT CORPORATION	COM	00101J 10 6	1470	30030	SH		Sole			30030
AETNA INC NEW		COM	00817Y 10 8	767	15000	SH		Sole			15000
AMERICAN INTL GROUP INC	COM NEW	026874 78 4	2469	63600	SH		Sole 			63600
BANK OF AMERICA CORP	COM	060505 10 4	1072	88050	SH		Sole			88050
BEAM INC		COM	073730 10 3	445	7000	SH		Sole			7000
BLACKSTONE GROUP L P	COM UNIT09253U 10 8	1286	65000	SH		Sole			65000
CANADIAN PAC RY LTD	COM	13645T 10 0	522	4000	SH		Sole			4000
DELTA AIR LINES INC DEL COM NEW	247361 70 2	1073	65000	SH		Sole			65000
EOG RES INC		COM	26875P 10 1	640	5000	SH		Sole			5000
EXPRESS SCRIPTS HLDG CO	COM	30219G 10 8	576	10000	SH		Sole			10000
FIFTH STREET FINANCE CORCOM	31678A 10 3	560	50800	SH		Sole			50800
GENERAL ELECTRIC CO	COM	369604 10 3	1156	50000	SH		Sole			50000
HCA HOLDINGS INC	COM	40412C 10 1	2269	55840	SH		Sole			55840
ISTAR FINL INC		COM	45031U 10 1	1067	98000	SH		Sole			98000
LAS VEGAS SANDS CORP	COM	517834 10 7	282	5000	SH		Sole			5000
LIBERTY MEDIA CORP DEL	CL A	531229 10 2	662	5930	SH		Sole			5930
LILLY ELI CO		COM	532457 10 8	1090	19200	SH		Sole			19200
MACQUARIE INFRAST CO LLCMEM INT	55608B 10 5	644	11910	SH		Sole			11910
MEDLEY CAP CORP		COM	58503F 10 6	502	31650	SH		Sole			31650
MERCK CO INC NEW	COM	58933Y 10 5	884	20000	SH		Sole			20000
NOBLE ENERGY INC	COM	655044 10 5	463	4000	SH		Sole			4000
PENNANTPARK INVT CORP	COM	708062 10 4	943	83450	SH		Sole			83450
PFIZER INC		COM	717081 10 3	1645	57000	SH		Sole			57000
PHH CORP		COM NEW	693320 20 2	439	20000	SH		Sole			20000
STARWOOD HOTELS RESORTS	COM	85590A 40 1	956	15000	SH		Sole			15000
STARWOOD PPTY TR INC 	COM	85571B 10 5	2441	87950	SH		Sole			87950
TICC CAPITAL CORP	COM	87244T 10 9	1933	194400	SH		Sole			194400
TJX COS INC NEW		COM	872540 10 9	1169	25000	SH		Sole			25000
VALERO ENERGY CORP NEW	COM	91913Y 10 0	455	10000	SH		Sole			10000

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